Earnings per share ("EPS") (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings per share
Basic EPS - Earnings	$ 194,700,000	$ 122,200,000
Basic EPS - (in shares)	182,900,000	175,200,000
Basic EPS (in dollars per share)	$ 1.06	$ 0.70
Effect of dilutive securities - (in shares)	400,000	1,200,000
Effect of dilutive securities - (in dollars per share)		$ (0.01)
Diluted EPS - Earnings	$ 194,700,000	$ 122,200,000
Diluted EPS - (in shares)	183,300,000	176,400,000
Diluted EPS (in dollars per share)	$ 1.06	$ 0.69
Stock options
Earnings per share
Securities excluded from computation of diluted EPS (in shares)	5,626	0
Warrants
Earnings per share
Securities excluded from computation of diluted EPS (in shares)	1,194	0
Restricted shares
Earnings per share
Securities excluded from computation of diluted EPS (in shares)	73,947	84,094